UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     Lend Lease Rosen Real Estate Securities LLC
Address:  1995 University Ave., Suite 550
          Berkeley, CA  94707


File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Torres
Title:  President
Phone:  510-849-8360

Signature, Place, and Date of Signing:

     Michael A. Torres    Berkeley, CA  July 30, 2002

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 134

Form 13F Information Table Value Total: 1,658,522

List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Lend Lease Rosen Real Estate Investments, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp.             COM              00163T109    78331 2526809.00SH      SOLE               2284509.00         242300.00
                                                               678 21870.00 SH       DEFINED 01           21870.00
Alexandria Real Estate Equitie COM              015271109      870 17633.00 SH       SOLE                 17633.00
                                                               314  6360.00 SH       DEFINED 01            6360.00
Amli Residential Properties Tr COM              001735109      107  4120.00 SH       SOLE                  4120.00
                                                               129  4970.00 SH       DEFINED 01            4970.00
Apartment Investment & Managem COM              03748R101     4413 89687.00 SH       SOLE                 89687.00
                                                               722 14670.00 SH       DEFINED 01           14670.00
Archstone-Smith Trust          COM              039583109    81976 3070251.00SH      SOLE               2711340.00         358911.00
                                                              1048 39250.00 SH       DEFINED 01           39250.00
Arden Realty Trust             COM              039793104    67277 2364755.00SH      SOLE               2104755.00         260000.00
                                                               472 16590.00 SH       DEFINED 01           16590.00
AvalonBay Communities, Inc.    COM              053484101    81650 1748396.00SH      SOLE               1561546.00         186850.00
                                                               654 14000.00 SH       DEFINED 01           14000.00
BRE Properties, Inc.           COM              05564E106    27863 895622.00SH       SOLE                780322.00         115300.00
                                                               336 10810.00 SH       DEFINED 01           10810.00
Boston Properties, Inc.        COM              101121101    45499 1138902.00SH      SOLE                992202.00         146700.00
                                                               571 14300.00 SH       DEFINED 01           14300.00
Brandywine Realty Trust        COM              105368203    25199 972920.00SH       SOLE                848220.00         124700.00
                                                               234  9040.00 SH       DEFINED 01            9040.00
CBL & Associates Properties, I COM              124830100     6837 168815.00SH       SOLE                148115.00          20700.00
                                                               288  7100.00 SH       DEFINED 01            7100.00
Camden Property Trust          COM              133131102    48306 1304522.00SH      SOLE               1160522.00         144000.00
                                                               331  8930.00 SH       DEFINED 01            8930.00
CarrAmerica Realty Corp.       COM              144418100      529 17142.00 SH       SOLE                 17142.00
                                                               345 11170.00 SH       DEFINED 01           11170.00
Catellus Development Corporati COM              149111106    31042 1520160.00SH      SOLE               1322560.00         197600.00
CenterPoint Properties Corp.   COM              151895109      176  3040.00 SH       SOLE                  3040.00
                                                               204  3520.00 SH       DEFINED 01            3520.00
Chelsea Property Group Inc.    COM              163421100    19829 592784.00SH       SOLE                592784.00
Colonial Properties Trust      COM              195872106      138  3540.00 SH       SOLE                  3540.00
                                                               160  4120.00 SH       DEFINED 01            4120.00
Corporate Office Properties    COM              22002T108     4644 318300.00SH       SOLE                277300.00          41000.00
Cousins Properties, Inc.       COM              222795106      219  8850.00 SH       SOLE                  8850.00
                                                               260 10490.00 SH       DEFINED 01           10490.00
Crescent Real Estate Equities, COM              225756105      214 11460.00 SH       SOLE                 11460.00
                                                               249 13310.00 SH       DEFINED 01           13310.00
Developers Diversified Realty  COM              251591103      134  5940.00 SH       SOLE                  5940.00
                                                               157  6990.00 SH       DEFINED 01            6990.00
Duke Realty Corporation        COM              264411505      274  9450.00 SH       SOLE                  9450.00
                                                               326 11250.00 SH       DEFINED 01           11250.00
Equity Office Properties Trust COM              294741103   110308 3664706.00SH      SOLE               3273596.00         391110.00
                                                              1801 59849.00 SH       DEFINED 01           59849.00
Equity Residential             COM              29476L107   102503 3565339.00SH      SOLE               3205139.00         360200.00
                                                              1374 47780.00 SH       DEFINED 01           47780.00
Essex Property Trust, Inc.     COM              297178105    21429 391750.00SH       SOLE                339790.00          51960.00
                                                               241  4410.00 SH       DEFINED 01            4410.00
Federal Realty Investment Trus COM              313747206      109  3930.00 SH       SOLE                  3930.00
                                                               124  4480.00 SH       DEFINED 01            4480.00
Gables Residential Trust       COM              362418105    13141 411557.00SH       SOLE                359257.00          52300.00
                                                               126  3950.00 SH       DEFINED 01            3950.00
General Growth Properties      COM              370021107     1486 29136.00 SH       SOLE                 29136.00
                                                               570 11170.00 SH       DEFINED 01           11170.00
Glenborough Realty Trust       COM              37803P105      105  4450.00 SH       SOLE                  4450.00
                                                               129  5450.00 SH       DEFINED 01            5450.00
Home Properties of New York, I COM              437306103    30259 797550.00SH       SOLE                697850.00          99700.00
                                                               370  9740.00 SH       DEFINED 01            9740.00
IRT Property Company           COM              450058102      152 11930.00 SH       SOLE                 11930.00
                                                               170 13360.00 SH       DEFINED 01           13360.00
Kimco Realty Corp.             COM              49446R109      184  5495.00 SH       SOLE                  5495.00
                                                               200  5980.00 SH       DEFINED 01            5980.00
Liberty Property Trust         COM              531172104    61626 1760741.00SH      SOLE               1630941.00         129800.00
                                                               459 13120.00 SH       DEFINED 01           13120.00
Macerich Company               COM              554382101    54271 1750670.00SH      SOLE               1608370.00         142300.00
                                                               389 12540.00 SH       DEFINED 01           12540.00
Mack-Cali Realty Corporation   COM              554489104    24390 693890.00SH       SOLE                605390.00          88500.00
                                                               366 10400.00 SH       DEFINED 01           10400.00
New Plan Excel Realty          COM              648053106      373 17900.00 SH       SOLE                 17900.00
                                                               270 12970.00 SH       DEFINED 01           12970.00
PS Business Pks Inc. CA Com    COM              69360J107      249  7131.00 SH       SOLE                  7131.00
                                                               177  5060.00 SH       DEFINED 01            5060.00
Pan Pacific Retail Properties, COM              69806L104    54887 1605831.00SH      SOLE               1435131.00         170700.00
                                                               592 17310.00 SH       DEFINED 01           17310.00
Post Properties, Inc.          COM              737464107    19773 655615.00SH       SOLE                570115.00          85500.00
                                                                72  2380.00 SH       DEFINED 01            2380.00
Prentiss Property Trust        COM              740706106    48155 1516706.00SH      SOLE               1392466.00         124240.00
                                                               277  8710.00 SH       DEFINED 01            8710.00
ProLogis                       COM              743410102    27771 1068105.00SH      SOLE                914505.00         153600.00
                                                               733 28210.00 SH       DEFINED 01           28210.00
Public Storage                 COM              74460D109      218  5864.00 SH       SOLE                  5864.00
Reckson Associates Class B     COM              75621K304      313 12290.00 SH       SOLE                 12290.00
Reckson Associates Realty      COM              75621K106    23978 962960.00SH       SOLE                835160.00         127800.00
                                                               413 16600.00 SH       DEFINED 01           16600.00
Regency Centers Corp           COM              758849103      233  7860.00 SH       SOLE                  7860.00
                                                               270  9090.00 SH       DEFINED 01            9090.00
SL Green Realty Corp           COM              78440X101    59244 1661820.00SH      SOLE               1497470.00         164350.00
                                                               358 10040.00 SH       DEFINED 01           10040.00
Simon Property Group, Inc.     COM              828806109    96232 2612167.00SH      SOLE               2293967.00         318200.00
                                                              1355 36790.00 SH       DEFINED 01           36790.00
Streettracks Wilshire Reit I   COM              86330E604      524  4000.00 SH       SOLE                  4000.00
Taubman Centers, Inc.          COM              876664103    22840 1497677.00SH      SOLE               1307697.00         189980.00
                                                               211 13830.00 SH       DEFINED 01           13830.00
The Rouse Company              COM              779273101      454 13750.00 SH       SOLE                 13750.00
                                                               315  9540.00 SH       DEFINED 01            9540.00
United Dominion Realty Trust   COM              910197102    13784 875180.00SH       SOLE                789510.00          85670.00
                                                               408 25900.00 SH       DEFINED 01           25900.00
Vornado Realty Trust           COM              929042109   108479 2348038.00SH      SOLE               2106088.00         241950.00
                                                              1222 26440.00 SH       DEFINED 01           26440.00
Weingarten Realty Investors    COM              948741103      176  4985.00 SH       SOLE                  4985.00
                                                               206  5815.00 SH       DEFINED 01            5815.00
ALEXANDRIA RE Eq., Inc. PFD SE                  015271208     5250 200000.00SH       SOLE                                  200000.00
AMB PPTYS PFD SER A 8.5%                        00163T208     8074 316009.00SH       SOLE                                  316009.00
AMLI Residential PPTYS PFD SER                               20000 800000.00SH       SOLE                                  800000.00
ARCHSTONE-SMITH Trust PFD SER                   039583307     2483 98300.00 SH       SOLE                                   98300.00
AVALONBAY COMMUN PFD SER D 8%                   053484309     3352 133700.00SH       SOLE                                  133700.00
AVALONBAY COMMUN PFD SER H 8.7                  053484705     1228 45500.00 SH       SOLE                                   45500.00
CARRAMERICA RLTY PFD SER B 8.5                  144418209     7178 283700.00SH       SOLE                                  283700.00
CARRAMERICA RLTY PFD SER C 8.5                  144418407     3569 141000.00SH       SOLE                                  141000.00
CARRAMERICA RLTY PFD SER D 8.4                  144418506      400 15800.00 SH       SOLE                                   15800.00
CBL & ASSOCIATES PPTYS PFD SER                  124830308    10044 200000.00SH       SOLE                                  200000.00
CENTERPOINT PPTYS PFD SER A 8.                  151895208     4046 159300.00SH       SOLE                                  159300.00
DEVELOPERS DIVERS RLTY PFD SER                  251591608     3242 131000.00SH       SOLE                                  131000.00
DUKE REALTY CORP PFD SER B 7.9                  264411885     4973 101500.00SH       SOLE                                  101500.00
EQUITY OFFICE PPTYS PFD SER A                   294741202     7943 315335.00SH       SOLE                                  315335.00
EQUITY OFFICE PPTYS PFD SER C                   294741608     5645 218700.00SH       SOLE                                  218700.00
EQUITY OFFICE PPTYS PFD SER E                   294741707     1815 73200.00 SH       SOLE                                   73200.00
EQUITY OFFICE PPTYS PFD SER F                   294741806     3153 125600.00SH       SOLE                                  125600.00
EQUITY RESIDENTIAL PPTYS PFD S                  29476L305     5332 199940.00SH       SOLE                                  199940.00
EQUITY RESIDENTIAL PPTYS PFD S                  29476L503     1266 47400.00 SH       SOLE                                   47400.00
FEDERAL REALTY PFD SER B 8.5%                   313747503     8096 314399.00SH       SOLE                                  314399.00
GABLES RESIDENTIAL PFD SER A 8                  362418204     7530 302760.00SH       SOLE                                  302760.00
Home PPTYS of NY, Inc PFD Ser                   437306301    31617 250000.00SH       SOLE                                  250000.00
LIBERTY PPTY TR PFD A BEN INT                   531172203     8776 346200.00SH       SOLE                                  346200.00
POST PPTYS PFD SER C 7.625%                     737464404      964 41200.00 SH       SOLE                                   41200.00
POST PROPERTIES PFD SER A 8.5%                  737464206     3679 73900.00 SH       SOLE                                   73900.00
POST PROPERTIES PFD SER B 7.62                  737464305     4272 181000.00SH       SOLE                                  181000.00
PROLOGIS TRUST PFD SER C 8.54%                  743410409     9149 182980.00SH       SOLE                                  182980.00
PROLOGIS TRUST PFD SER D 7.92%                  743410508     4851 195200.00SH       SOLE                                  195200.00
PROLOGIS TRUST PFD SER E 8.75%                  743410607     2989 115500.00SH       SOLE                                  115500.00
SIMON PPTYS PFD SER F 8.75%                     828806604     6713 256122.00SH       SOLE                                  256122.00
SIMON PPTYS PFD SER G 7.89%                     828806505    13912 278300.00SH       SOLE                                  278300.00
TAUBMAN CENTERS PFD SER A 8.3%                  876664202     1216 52200.00 SH       SOLE                                   52200.00
VORNADO REALTY TRUST PFD Ser B                  929042307     4570 179200.00SH       SOLE                                  179200.00
VORNADO REALTY TRUST PFD Ser C                  929042406     7348 288400.00SH       SOLE                                  288400.00